SUBSEQUENT EVENTS (Details 2)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015 $ / shares	Jun. 30, 2015 CAD	Jun. 30, 2014 $ / shares	Jun. 30, 2014 CAD	Jun. 30, 2015 $ / shares	Jun. 30, 2015 CAD	Jun. 30, 2014 $ / shares	Jun. 30, 2014 CAD	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Subsequent Events [Abstract]
Revenues		CAD 6,000				CAD 6,000
Net loss		CAD (5,675,476)		CAD (482,440)		CAD (6,696,333)		CAD (1,078,536)	$ (1,343,661)	$ (2,219,299)
Net loss per share (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.01)		$ (0.01)		$ (0.01)	$ (0.02)